Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD HLS SERIES FUND II INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000790558
HARTFORD MIDCAP GROWTH HLS FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD MIDCAP GROWTH HLS FUND
Supplement [Text Block]	hhlssf_SupplementTextBlock

NOVEMBER 1, 2018

SUPPLEMENT TO

HARTFORD HLS FUNDS PROSPECTUS

DATED MAY 1, 2018, AS SUPPLEMENTED THROUGH OCTOBER 11, 2018

This Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

(2) Under the heading “Principal Risks” in the summary section for Hartford MidCap Growth HLS Fund, the following principal risk is added:

Growth Investing Style Risk - If the sub-adviser incorrectly assesses a company's prospects for growth or how other investors will value the company's growth, then the price of the company's stock may decrease, or may not increase to the level anticipated by the sub-adviser. In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential. Also, the growth investing style may over time go in and out of favor. At times when the investing style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investing styles.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

(3) Under the heading “Past Performance” in the summary section for Hartford MidCap Growth HLS Fund, the third bullet point is deleted in its entirety and replaced with the following:

•        Reflect the Fund's performance when it pursued different strategies prior to November 1, 2018

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

(4) Under the heading “Past Performance - Average Annual Total Returns” in the summary section for Hartford MidCap Growth HLS Fund, the first paragraph in the sub-section entitled “Average Annual Total Returns” is deleted in its entirety and replaced with the following:

Average Annual Total Returns. The table below shows returns for the Fund over time compared to those of two broad-based market indices. Class IB shares commenced operations on March 31, 2008. Class IB shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% applicable to Class IB shares. Class IC shares have not commenced operations as of the date of this prospectus. Returns for Class IC shares reflect Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. For more information regarding returns see “Performance Notes” in the Fund's statutory prospectus.

Supplement One [Text Block]	hhlssf_SupplementOneTextBlock	This Supplement should be retained with your Statutory Prospectus for future reference.